Business Acquisitions	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Business Acquisitions
5.
Business acquisitions
A)
LIGHTBOX

On March 28, 2023, the Company announced that it had entered into an agreement with Lightbox Enterprises Ltd. (“Lightbox”) pursuant to which, in connection with Lightbox’s proceedings under the Companies’ Creditors Arrangement Act (Canada) (the “CCAA”), the Company (or its designee) would acquire the assets comprising four cannabis retail stores operating under the Dutch Love cannabis retail banner (the “Lightbox Transaction”). The Lightbox Transaction consideration was comprised of (i) approximately $2.0 million in cash, (ii) the cancellation of $3.0 million in debt owing by Lightbox to the Company, and (iii) the issuance of 1.1 million SNDL common shares valued at approximately $3.7 million.

On April 1, 2024, the Company announced that it had agreed to assign its rights to own or operate the four cannabis retail stores to Nova. On May 8, 2024, the Company completed the Lightbox Transaction and the assignment of its rights to own or operate the four cannabis retail stores to Nova.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts, if any.

The fair value of consideration paid was as follows:

	Provisional	Adjustments	Final
Cash	1,654	324	1,978
Issuance of common shares	3,693	—	3,693
Extinguishment of convertible debenture	3,000	—	3,000
	8,347	324	8,671

The fair value of the assets and liabilities acquired was as follows:

	Provisional	Adjustments	Final
Inventory	154	—	154
Prepaid expenses and deposits	—	120	120
Right of use assets	2,828	(111)	2,717
Property, plant and equipment	964	73	1,037
Intangible assets	1,959	546	2,505
Lease liabilities	(2,828)	—	(2,828)
Total identifiable net assets acquired	3,077	628	3,705
Goodwill	5,270	(304)	4,966
	8,347	324	8,671

Goodwill is mainly attributable to the expansion of the store network and the Value Buds brand growth in British Columbia.

The consolidated financial statements incorporate the operations of Lightbox commencing May 9, 2024. During the period May 9, 2024 to December 31, 2024 the Company recorded revenues of $6.8 million and net earnings of $0.1 million from the Lightbox operations. Had the Lightbox Transaction closed on January 1, 2024, management estimates that for the period January 1, 2024, to May 8, 2024, revenue would have increased by $3.1 million and net earnings would have increased by $0.2 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2024.

The Company incurred costs related to the Lightbox Transaction of $0.7 million which have been included in transaction costs.

B)
INDIVA

On July 5, 2024, the Company announced that it had entered into a purchase agreement (the “Bid Agreement”) with Indiva Limited (“Indiva”) and its direct and indirect subsidiaries (collectively with Indiva, the “Indiva Group”), pursuant to which the Company offered to purchase all of the issued and outstanding shares of Indiva and the business and assets of the Indiva Group (collectively, the “Indiva Assets”) (the “Indiva Transaction”) for consideration comprising of a credit bid of all of the indebtedness of the Indiva Group owing to the Company, the retention of certain liabilities of the Indiva Group, and cash payments sufficient to repay certain priority indebtedness of the Indiva Group and costs associated with the Indiva Group’s proceedings under the “CCAA”.

On November 4, 2024, the Company announced that it had successfully closed the Indiva Transaction for consideration of approximately $21.1 million, comprised of the extinguishment of $20.7 million in total debt owing by Indiva to the Company and a cash payment of approximately $0.4 million.

The Company engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts, if any. No adjustments have been made to the fair value of consideration paid or the fair value of the assets and liabilities acquired between the provisional and final amounts.

The fair value of consideration paid was as follows:

Final
Extinguishment of term loan	18,923
Extinguishment of debtor-in-possession loan	1,750
Cash	385
21,058

The fair value of the assets and liabilities acquired was as follows:

Final
Cash	3
Accounts receivable	4,057
Inventory	4,860
Prepaid expenses and deposits	205
Right of use assets	562
Property, plant and equipment	21,213
Accounts payable and accrued liabilities	(4,100)
Lease liabilities	(286)
Total identifiable net assets acquired	26,514
Bargain purchase gain	(5,456)
21,058

The excess of the aggregate fair value of the identifiable net assets acquired over the fair value of the consideration was $5.46 million, which was recorded as a bargain purchase gain included in other expenses, net (note 29), in the consolidated statements of loss and comprehensive loss for the year ended December 31, 2024. The bargain purchase gain was primarily due to the fair value adjustments on the identifiable property, plant and equipment and net working capital acquired.

The consolidated financial statements incorporate the operations of Indiva commencing November 4, 2024. During the period November 4, 2024 to December 31, 2024 the Company recorded revenues of $8.5 million and net earnings of $1.7 million from the Indiva operations. Had the Indiva Transaction closed on January 1, 2024, management estimates that for the period January 1, 2024, to November 3, 2024, revenue would have increased by $35.1 million and net earnings would have decreased by $2.2 million. In determining these amounts, management assumes the fair values on the date of acquisition would have been the same as if the acquisition had occurred on January 1, 2024.

The Company incurred costs related to the Indiva Transaction of $0.3 million which have been included in transaction costs.